July 5, 2001


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention: Filings - Rule 497(j)

Re:     General Municipal Bond Fund, Inc.
        CIK No. 0000357063
        1940 Act File No. 811-3372
        Registration Statement File No. 2-75608

Dear Sir/Ma'am:

      Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 25 to the Registration Statement, electronically filed with the Securities and Exchange Commission on June 25, 2001.

      Please address any comments or questions to the undersigned at (212) 922-6785.

                                                      Very truly yours,


                                                      /s/Gina M. Martone

                                                      Gina M. Martone
                                                      Paralegal

GMM/